Property and Equipment - Schedule of Property and Equipment (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation	¥ (29,305,673)	¥ (31,523,896)
Total	187,477,921	8,158,950
Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	15,525,093	20,395,676
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	14,225,255	16,192,039
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	3,257,768	3,095,131
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	¥ 183,775,478